Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Plan only includes general information. Please refer to the plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan sponsored by Becton Dickinson Caribe Ltd. (the Employer or the Company), a subsidiary of Becton, Dickinson and Company (the Parent Company), organized under the laws of Cayman Islands and duly qualified to do business in the Commonwealth of Puerto Rico. It covers all employees of the Puerto Rico Branch of Becton Dickinson Caribe Ltd., the Puerto Rico Branch of Bard Shannon, LTD, and Edwards Lifesciences Technology S.a.r.l, each a subsidiary of the Parent Company. Employees become eligible to participate in the Plan on the first day of the month after they are hired. The Plan contains a cash or deferred arrangement qualifying under sections 1081.01(a) and (d) of the Internal Revenue Code for a New Puerto Rico (PR Code) (see Note 6).
The Plan is subject to certain provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan is designed to meet ERISA’s reporting and disclosure and fiduciary responsibility requirements, as well as the minimum standards for participation and vesting. The Plan is not, however, subject to ERISA’s minimum funding standards, nor are benefits under the Plan eligible for the termination insurance provided by the Pension Benefit Guaranty Corporation.
Master Trust
As of December 31, 2025 and 2024, the Plan and the BD 401(k) Plan participated in the Master Trust.
Fidelity Management Trust Company is the trustee of the Master Trust (the Trustee) and Fidelity Workplace Services, LLC is the Plan's record-keeper and custodian.
The Administrative Committee consists of certain employees of the Parent Company and administers the Plan. Banco Popular de Puerto Rico serves as the trustee of the Plan, as Puerto Rico requires a local bank to be the Plan’s Trustee.
Contributions
For the years ended December 31, 2025 and 2024, the maximum allowable participant contribution was $15,000 with a catch-up contribution of $1,500 for participants age 50 and older.
Eligible participants may make pre-tax contributions not exceeding 50% of total compensation, and after-tax contribution not exceeding 14% of total compensation. Total contributions cannot exceed 64% of total compensation. For purposes of the Plan, total compensation includes wages, salary, overtime compensation, regular bonus, and commissions, subject to annual limitations of the PR Code.
The Employer shall make a matching contribution up to 4% of compensation.  The Plan allows for an additional non-elective contribution for all employees of the Puerto Rico Branch of Bard Shannon, LTD., all employees of Edwards Lifesciences Technology S.a.r.l., and all employees hired/rehired on or after January 1, 2019 by the Puerto Rico Branch of Becton Dickinson Caribe LTD. The non-elective contribution under the Plan consists of a lump sum payment made to eligible participants’ accounts following the end of each plan year based on eligible compensation, if participant remains actively employed on the last business day of the plan year.
The Employer may also make profit-sharing contributions to the Plan on account of any Plan year in an amount determined by the Employer as of the last day of that Plan year on behalf of each participant who is an eligible employee on the last day of that Plan year and who has made contributions during the Plan year. Employer matching and profit-sharing contributions may not exceed the maximum amount deductible from the Employer’s income for that Plan year under section 1081.01 of the PR Code.
Participant Accounts
Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s contribution and (b) Plan earnings, and charged with an allocation of administrative expenses, when applicable. Allocations are based on participant earnings or account balances, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investment Options
A participant may direct his or her contributions to the following investment options, in increments of at least 1%, within the Plan:
•Stable Value Investment Option, Synthetic GICs (see Note 5),
•Life Index Retirement Funds Option,
•U.S. Large Cap Stock Investment Option,
•U.S. Mid Cap Stock Investment Option,
•Non-U.S. Markets Stock Investment Option,
•U.S. Small Mid Cap Stock Investment Option,
•U.S. Capital Appreciation Investment Option,
•Mutual Fund Investment Option, and
•Parent Company Common Stock Fund Investment Option.
Any portion of the Plan’s assets, pending permanent investment or distribution, may be held on a short-term basis in cash or cash equivalents. The Vanguard Federal Money-Market account is a holding account and represents funds received awaiting allocation to an investment fund.
Loan Provisions
The Plan provides for loan provisions whereby participants are allowed to take loans on their vested account balances. Loans originating during a year bear fixed rate of interest which is set quarterly. Total loans to a participant cannot exceed the lesser of 50% of the participant’s vested balance or $50,000. Employees are required to make installment payments at each payroll date. In case of termination, if the participant’s account balance is less than $1,000 the outstanding balance of a loan becomes due and payable upon the termination. If the participant elects not to repay the outstanding balance, the loan is canceled and deemed a distribution under the Plan. If the participant’s account balance is $1,000 or greater at the time of termination, the participant may elect to repay the outstanding loan balance or to continue to make monthly manual loan repayments on any outstanding loan balance. If the participant elects not to make monthly manual loan repayments and elects not to repay the outstanding balance, the loan is canceled and deemed a distribution under the Plan.
Vesting
Employees hired/rehired prior to January 1, 2019 by the Puerto Rico Branch of Becton Dickinson Caribe Ltd. are vested immediately in their contributions, employer contributions and actual earnings thereon. Participants are entitled to the entire balance of his/her account upon termination.
Employer matching and non-elective contributions for all employees of the Puerto Rico Branch of Bard Shannon, LTD., Edwards Lifesciences Technology S.a.r.l, and employees hired/rehired on or after January 1, 2019 by the Puerto Rico Branch of Becton Dickinson Caribe Ltd. have a 4 year vesting schedule as follows:

Full Years of Service	Percentage
Less than 2 years	—%
2 years but less than 3 years	50
3 years but less than 4 years	75
4 years or more	100
Participants may become fully vested on the date of termination of employment by reasons of death, retirement or disability, or attainment of age 65. Participants may be partially vested under certain conditions in the event of termination of employment or participation in the Plan for any other reason. Non-vested Company contributions forfeited by participants may be applied to reduce future Company contributions. Participants’ contributions are always 100% vested. Unallocated forfeitures balances as of December 31, 2025 and December 31, 2024 were $179,202 and $108,262, respectively. For the year ended December 31, 2025, an immaterial amount of forfeitures were used to reduce company matching contributions.
Payment of Benefits
All payment of benefits from the Plan are in the form of a single lump sum payment in cash or in employer shares at the option of the participant, except upon death of participant, in which case, payment is made to the beneficiary in a cash lump sum.
Distribution of a participant’s vested account balance is available upon separation of employment. In-service withdrawals are available in certain limited circumstances. Not more than twice in any Plan year, during active employment, the participant may elect, upon one month’s prior written notice to the Plan Administrator, to withdraw all or any portion of the value of the units in his/her account attributable to his/her after-tax contributions and applicable earnings, rollover contributions and applicable earnings, and pre-April 1, 2009 matching contributions and applicable earnings.
If a participant has attained the age of 59½, a withdrawal will be allowed once in a Plan year, upon one month’s prior written notice to the Plan Administrator. The amount of the distribution may include all or any portion of the value of the units in his/her account excluding the employer non-elective contributions and profit-sharing contributions, which may only then be distributed after termination of employment.
Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the Plan document. Hardship withdrawals are strictly regulated by the Internal Revenue Service (IRS) and the Puerto Rico Department of the Treasury (PR Treasury) and a participant must exhaust all available loan options and available distributions prior to requesting a hardship withdrawal.
Plan Termination
Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue its contributions at any time and terminate the Plan subject to ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.